Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EIP Investment Trust
Entity Central Index Key	0001350049
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	EIP Growth & Income Fund
Class Name	Investor Class
Trading Symbol	EIPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2024 to April 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
Additional Information Phone Number	1-844-766-8694
Additional Information Website	https://www.eipfunds.com/products/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$84	1.65%*
[1],[2]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%	[2]
Updated Performance Information Location [Text Block]	Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
Net Assets	$ 75,577,378
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$75,577,378
Number of Holdings	94
Portfolio Turnover	21%

Holdings [Text Block]

Top Holdings	(%)
Energy Transfer, LP	7.7%
First American Treasury Obligations Fund - Class Z	7.0%
MPLX, LP	4.9%
Enterprise Products Partners, LP	4.6%
ONEOK, Inc.	3.6%
National Fuel Gas Co.	3.0%
Imperial Oil Ltd.	2.4%
Exxon Mobil Corp.	2.3%
Clearway Energy, Inc. - Class A	2.2%
Sunoco, LP	2.2%

Security Type	(%)
Common Stocks	66.2%
Master Limited Partnerships	25.1%
Money Market Funds	7.0%
Other Assets in Excess of Liabilities	1.7%
Total Return Swaps	0.0%**
[3]
Updated Prospectus Web Address	https://www.eipfunds.com/products/mutual-funds/
Class I
Shareholder Report [Line Items]
Fund Name	EIP Growth & Income Fund
Class Name	Class I
Trading Symbol	EIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2024 to April 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
Additional Information Phone Number	1-844-766-8694
Additional Information Website	https://www.eipfunds.com/products/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$64	1.25%*
[4],[5]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[5]
Updated Performance Information Location [Text Block]	Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
Net Assets	$ 75,577,378
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$75,577,378
Number of Holdings	94
Portfolio Turnover	21%

Holdings [Text Block]

Top Holdings	(%)
Energy Transfer, LP	7.7%
First American Treasury Obligations Fund - Class Z	7.0%
MPLX, LP	4.9%
Enterprise Products Partners, LP	4.6%
ONEOK, Inc.	3.6%
National Fuel Gas Co.	3.0%
Imperial Oil Ltd.	2.4%
Exxon Mobil Corp.	2.3%
Clearway Energy, Inc. - Class A	2.2%
Sunoco, LP	2.2%

Security Type	(%)
Common Stocks	66.2%
Master Limited Partnerships	25.1%
Money Market Funds	7.0%
Other Assets in Excess of Liabilities	1.7%
Total Return Swaps	0.0%**
[6]
Updated Prospectus Web Address	https://www.eipfunds.com/products/mutual-funds/

[1]
*	Annualized

[2]
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.

[3]
**	Represents less than 0.05% of net assets.

[4]
*	Annualized

[5]
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.

[6]
**	Represents less than 0.05% of net assets.